Provision for de-characterization of dam structures and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of provision for effects in income statements

	Notes	2024	2023	2022
De-characterization of upstream geotechnical structures	28(a)	206	(153)	(72)
Asset retirement obligations	28(b)	16	(5)	(23)
Environmental obligations	28(b)	(50)	(71)	(33)
		172	(229)	(128)

Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	De-characterization of upstream geotechnical structures	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2023	3,451	3,779	499	7,729
Revision to estimates - amounts for closed plants charged to the income statement (i)	(206)	(16)	50	(172)
Revision to estimates – capitalized amounts for operating plants	-	(12)	33	21
Disbursements	(533)	(218)	(90)	(841)
Acquisition of Aliança Energia	-	3	20	23
Monetary and present value adjustments	185	108	27	320
Translation adjustment	(684)	(538)	(95)	(1,317)
Balance as of December 31, 2024	2,213	3,106	444	5,763

(i)	Includes the reduction of the liability for the de-characterization of upstream geotechnical structures in the amount of US$206, substantially due to the update in the discount rate, which increased from 5.41% on December 31, 2023, to 7.36% on December 31, 2024. The cash flows of the obligations are projected over a period of up to 14 years.

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Liability by geographical area
Brazil	1,784	2,415	7.38%	5.47%	2132	2132
Canada	1,520	1,592	1.44%	1.30%	2152	2150
Oman	142	158	3.66%	3.19%	2035	2035
Other regions	104	113	2.77%	2.04%	-	-
	3,550	4,278
Operating plants	2,509	3,155
Closed plants	1,041	1,123
	3,550	4,278